Share-based compensation (Share Option Activity - 2007 Plan ) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Aggregate Intrinsic Value
Common stock, closing share price	$ 1.18
2007 Plan [Member]
Number of Options
Exercised	33,000
Aggregate Intrinsic Value
Total fair value of options vested	$ 1,206,372	$ 430,438	$ 1,979,786
2007 Plan [Member] | Employee Stock Option [Member]
Number of Options
Granted				907,000
Aggregate Intrinsic Value
Total unrecognized compensation cost	862,895
Total unrecognized compensation cost, recognition period	1 year 9 months 22 days
2007 Plan [Member] | 7.0 (Exercise Price) [Member]
Number of Options
Outstanding	792,056
Outstanding	792,056	792,056
Exercisable at December 31, 2014	792,056
Weighted Average Exercise Price Per Share
Outstanding	$ 7.00
Outstanding	$ 7.00	$ 7.00
Exercisable at December 31, 2014	$ 7.00
Weighted Remaining Contractual Life (Years)
Outstanding	2 years 9 months 29 days	3 years 9 months 29 days
Exercisable at December 31, 2014	2 years 9 months 29 days
Aggregate Intrinsic Value
Outstanding	0
Outstanding	0	0
Exercisable at December 31, 2014	0
2007 Plan [Member] | 2.975 (Exercise Price) [Member]
Number of Options
Outstanding	180,000
Outstanding	180,000	180,000
Exercisable at December 31, 2014	180,000
Weighted Average Exercise Price Per Share
Outstanding	$ 2.975
Outstanding	$ 2.975	$ 2.975
Exercisable at December 31, 2014	$ 2.975
Weighted Remaining Contractual Life (Years)
Outstanding	3 years 6 months	4 years 6 months
Exercisable at December 31, 2014	3 years 6 months
Aggregate Intrinsic Value
Outstanding	0
Outstanding	0	0
Exercisable at December 31, 2014	0
2007 Plan [Member] | 1.87 (Exercise Price) [Member]
Number of Options
Outstanding	93,334
Outstanding	93,334	93,334
Exercisable at December 31, 2014	93,334
Weighted Average Exercise Price Per Share
Outstanding	$ 1.87
Outstanding	$ 1.87	$ 1.87
Exercisable at December 31, 2014	$ 1.87
Weighted Remaining Contractual Life (Years)
Outstanding	4 years 3 months	5 years 3 months
Exercisable at December 31, 2014	4 years 3 months
Aggregate Intrinsic Value
Outstanding	75,134
Outstanding	0	75,134
Exercisable at December 31, 2014	0
2007 Plan [Member] | 1.21 (Exercise Price) [Member]
Number of Options
Outstanding	1,232,000
Exercised	33,000
Expired	339,000
Outstanding	860,000	1,232,000
Exercisable at December 31, 2014	860,000
Weighted Average Exercise Price Per Share
Outstanding	$ 1.21
Exercised	$ 1.21
Expired	$ 1.21
Outstanding	$ 1.21	$ 1.21
Exercisable at December 31, 2014	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Expired	0 years
Outstanding	5 years 11 months 12 days	6 years 11 months 12 days
Exercisable at December 31, 2014	5 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding	1,804,880
Exercised	39,842
Expired	0
Outstanding	0	1,804,880
Exercisable at December 31, 2014	0
2007 Plan [Member] | 1.085 (Exercise Price) [Member]
Number of Options
Outstanding	100,000
Outstanding	100,000	100,000
Exercisable at December 31, 2014	100,000
Weighted Average Exercise Price Per Share
Outstanding	$ 1.085
Outstanding	$ 1.085	$ 1.085
Exercisable at December 31, 2014	$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding	6 years 6 months	7 years 6 months
Exercisable at December 31, 2014	6 years 6 months
Aggregate Intrinsic Value
Outstanding	159,000
Outstanding	9,500	159,000
Exercisable at December 31, 2014	9,500
2007 Plan [Member] | 1.64 (Exercise Price) [Member]
Number of Options
Outstanding	300,000
Outstanding	300,000	300,000
Exercisable at December 31, 2014	232,000
Weighted Average Exercise Price Per Share
Outstanding	$ 1.64
Outstanding	$ 1.64	$ 1.64
Exercisable at December 31, 2014	$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding	7 years 10 months 13 days	8 years 10 months 13 days
Exercisable at December 31, 2014	7 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding	310,500
Outstanding	0	310,500
Exercisable at December 31, 2014	0
2007 Plan [Member] | 1.595 (Exercise Price) [Member]
Number of Options
Outstanding	200,000
Outstanding	200,000	200,000
Exercisable at December 31, 2014	132,000
Weighted Average Exercise Price Per Share
Outstanding	$ 1.595
Outstanding	$ 1.595	$ 1.595
Exercisable at December 31, 2014	$ 1.595
Weighted Remaining Contractual Life (Years)
Outstanding	7 years 10 months 13 days	8 years 10 months 13 days
Exercisable at December 31, 2014	7 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding	216,000
Outstanding	0	216,000
Exercisable at December 31, 2014	0
2007 Plan [Member] | 2.105 (Exercise Price) [Member]
Number of Options
Outstanding	600,000
Outstanding	600,000	600,000
Exercisable at December 31, 2014	200,000
Weighted Average Exercise Price Per Share
Outstanding	$ 2.105
Outstanding	$ 2.105	$ 2.105
Exercisable at December 31, 2014	$ 2.105
Weighted Remaining Contractual Life (Years)
Outstanding	8 years 6 months	9 years 6 months
Exercisable at December 31, 2014	8 years 6 months
Aggregate Intrinsic Value
Outstanding	342,000
Outstanding	0	342,000
Exercisable at December 31, 2014	0
2007 Plan [Member] | 2.475 (Exercise Price) [Member]
Number of Options
Outstanding	400,000
Forfeited/Cancelled	400,000
Outstanding		400,000
Weighted Average Exercise Price Per Share
Outstanding	$ 2.475
Forfeited/Cancelled	$ 2.475
Outstanding		$ 2.475
Weighted Remaining Contractual Life (Years)
Forfeited/Cancelled	0 years
Outstanding		9 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding	80,000
Expired	0
Outstanding		80,000
2007 Plan [Member] | 2.86 (Exercise Price) [Member]
Number of Options
Outstanding	600,000
Outstanding	600,000	600,000
Exercisable at December 31, 2014	200,000
Weighted Average Exercise Price Per Share
Outstanding	$ 2.86
Outstanding	$ 2.86	$ 2.86
Exercisable at December 31, 2014	$ 2.86
Weighted Remaining Contractual Life (Years)
Outstanding	8 years 8 months 1 day	9 years 8 months 1 day
Exercisable at December 31, 2014	8 years 8 months 1 day
Aggregate Intrinsic Value
Outstanding	0
Outstanding	0	0
Exercisable at December 31, 2014	0
2007 Plan [Member] | 2.045 (exercise price) [Member]
Number of Options
Granted	600,000
Outstanding	600,000
Weighted Average Exercise Price Per Share
Granted	$ 2.045
Outstanding	$ 2.045
Weighted Remaining Contractual Life (Years)
Granted	9 years 5 months 23 days
Outstanding	9 years 5 months 23 days
Aggregate Intrinsic Value
Granted	0
Outstanding	0
2007 Plan [Member] | 3.185 (Exercise Price) [Member]
Number of Options
Outstanding	400,000
Forfeited/Cancelled	400,000
Outstanding		400,000
Weighted Average Exercise Price Per Share
Outstanding	$ 3.185
Forfeited/Cancelled	$ 3.185
Outstanding		$ 3.185
Weighted Remaining Contractual Life (Years)
Forfeited/Cancelled	0 years
Outstanding		9 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding	0
Forfeited/Cancelled	0
Outstanding		0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Granted	907,000
Outstanding	907,000
Exercisable at December 31, 2014	907,000
Weighted Average Exercise Price Per Share
Granted	$ 1.21
Outstanding	$ 1.21
Exercisable at December 31, 2014	$ 1.21
Weighted Remaining Contractual Life (Years)
Granted	9 years 6 months
Outstanding	9 years 6 months
Exercisable at December 31, 2014	9 years 6 months
Aggregate Intrinsic Value
Granted	0
Outstanding	0
Exercisable at December 31, 2014	$ 0